Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total to CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On		Net Income ($, thousands) (5)	Adjusted Net Income ($, thousands)(5)
					Company TSR ($)(3)	Peer Group(4) TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	12,693,370	5,197,615	2,558,225	1,185,529	66.71	149.37	63,047	294,461
2023	1,695,889	(6,885,661)	2,107,889	1,595,428	82.49	128.14	41,503	287,362
2022	1,473,825	(16,696,645)	2,234,411	1,110,152	97.10	109.59	63,757	312,585
2021	16,469,111	35,814,433	2,458,189	1,901,309	136.09	137.74	496,714	413,128
2020	2,256,423	5,364,042	2,513,595	2,616,551	104.25	119.96	150,668	381,885

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(1)    The chief executive officer (CEO) and non-CEO named executive officers (NEOs) reflected in the above table reflect the following:

Year	CEO	Non-CEO NEOs
2024	Vivek Shah	Bret Richter, Jeremy D. Rossen, Layth Taki, Lori Tansley
2023	Vivek Shah	Bret Richter, Jeremy D. Rossen, Layth Taki
2022	Vivek Shah	Steve Dunn, Bret Richter, Jeremy D. Rossen
2021	Vivek Shah	Steve Dunn, Jeremy D. Rossen, Scott Turicchi
2020	Vivek Shah	Steve Dunn, Jeremy D. Rossen, Scott Turicchi
	(
Non-PEO NEO Average Total Compensation Amount	$ 2,558,225	$ 2,107,889	$ 2,234,411	$ 2,458,189	$ 2,513,595
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,185,529	1,595,428	1,110,152	1,901,309	2,616,551
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2024 CAP
The items listed below represent the most important metrics we used to determine “Compensation Actually Paid” for the Fiscal Year ended 2024. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures	Adjusted Net Income
PSU relative TSR achievement
PSU stock price target achievement

The most important performance measures that impact our CEO’s and NEOs’ 2024 compensation are (1) Adjusted Net Income, (2) PSU relative TSR achievement, and (3) PSU stock price targets. Adjusted net income is defined as set forth in footnote 5 of the Pay Versus Performance table above. PSUs granted to our CEO and NEOs in or after 2024 vest if we achieve certain levels of relative TSR over a three-year performance period. Vesting is based on meeting relative TSR threshold levels of performance at the end of the three-year performance period; if the threshold is not met, the PSU is forfeited. However, during the initial two-year transition period beginning in 2024, the vesting of certain of the PSUs will be based on meeting relative TSR levels over less than a three-year performance period to ensure our named executive officers do not see a significant gap in annual compensation as we move from one-year targeted vesting to the three-year relative TSR program. PSUs granted to our CEO and NEOs prior to 2024 vest if Ziff Davis common stock remains at or above set stock price targets for at least 20 trading days in any 30 consecutive trading day period before the restrictions on the PSUs lapse.

Total Shareholder Return Amount	$ 66.71	82.49	97.10	136.09	104.25
Peer Group Total Shareholder Return Amount	149.37	128.14	109.59	137.74	119.96
Net Income (Loss)	$ 63,047,000	$ 41,503,000	$ 63,757,000	$ 496,714,000	$ 150,668,000
Company Selected Measure Amount	294,461,000	287,362,000	312,585,000	413,128,000	381,885,000
PEO Name	Vivek Shah	Vivek Shah	Vivek Shah	Vivek Shah	Vivek Shah
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Adjusted Net Income at target used for the determination of the Executive Bonus Plan (“Target Adjusted Net Income”) is a non-GAAP financial measure and is defined as net income, adjusted for certain interest costs, gain (loss) on debt extinguishment, net gain (loss) on sale of a business, gain (loss) on investments, net income (loss) from equity method investments, amortization of patents and intangible assets that we acquired, share-based compensation expense, acquisition, integration, and other costs, disposal related costs associated with the disposition of certain businesses, lease asset impairments and other charges, and goodwill impairment. Further, Target Adjusted Net Income includes income (loss) from continuing operations and income (loss) from discontinued operations. As noted in footnote 3, the Company spun off its cloud fax business, Consensus, in 2021. The spin-off was accounted for as a discontinued operation. The results of the cloud fax business are included in these figures for periods presented through the spin-off date on October 7, 2021.
ZD Vivek Shah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,693,370	$ 1,695,889	$ 1,473,825	$ 16,469,111	$ 2,256,423
PEO Actually Paid Compensation Amount	5,197,615	(6,885,661)	(16,696,645)	35,814,433	5,364,042
PEO | ZD Vivek Shah [Member] | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,941,058)	0	0	(13,514,102)	0
PEO | ZD Vivek Shah [Member] | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,268,494	0	0	16,120,692	0
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,544,998)	(8,189,234)	(17,470,107)	8,121,417	3,145,554
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,193)	(392,316)	(700,363)	7,771,537	(37,935)
PEO | ZD Vivek Shah [Member] | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | ZD Vivek Shah [Member] | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	845,778	0
PEO | ZD Vivek Shah [Member] | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,960,897)	(1,322,522)	(1,564,788)	(1,570,822)	(1,405,520)
Non-PEO NEO | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,182,673	1,098,673	1,001,372	743,802	1,581,858
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,103)	(259,874)	(162,552)	69,704	157,197
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,850)	(28,738)	(67,881)	1,433,407	(230,579)
Non-PEO NEO | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,519	0	330,410	1,236,915	0
Non-PEO NEO | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	3,944	0
Non-PEO NEO | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0